Schedule of Inventories Net (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)
Inventory Disclosure [Abstract]
Finished goods	$ 1,404,085	£ 1,110,827		£ 1,918,772
Provision for impairment	(30,497)	(24,128)	$ (123,527)	(97,727)	£ (11,206)
Total inventories, net	$ 1,373,588	£ 1,086,699		£ 1,821,045